Loans - Summary of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	$ 551,133	$ 548,405
Deferred loan costs	500	569
Total loans	551,633	548,974
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	137,114	146,875
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	196,748	183,605
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	174,259	167,296
Construction & Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	23,960	31,227
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	$ 19,052	$ 19,402